LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Costs
	Year ended December 31,
	2023	2024

Operating lease cost	$8,888	$10,195
Short-term lease cost	1,858	1,483
Variable lease cost	1,491	1,534

Total net lease costs	$12,237	$13,212

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	December 31,
	2023	2024

Operating lease ROU assets (under other long-term assets in the balance sheets)	$32,186	$31,154
Operating lease liabilities, current	$8,240	$11,107
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$22,293	$18,208
Weighted average remaining lease term (in years)	4.8	3.7
Weighted average discount rate	2.9%	3.3%

Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods
December 31, 2024

2025	11,240
2026	7,136
2027	5,541
2028	4,055
2029	2,895
Thereafter	7

Total undiscounted lease payments	30,874
Less: imputed interest	(1,559)

Present value of lease liabilities	$29,315